CONTINGENCIES AND OTHER ACCRUED LOSSES	12 Months Ended
May 31, 2011
Commitments And Contingencies Disclosure Abstract
Contingencies and other accrued losses

NOTE O — CONTINGENCIES AND OTHER ACCRUED LOSSES

Accrued loss reserves consist of the following::

May 31,	2011	2010

(In thousands)
Accrued product liability reserves	$37,941	$47,811
Accrued warranty reserves	15,347	14,918
Accrued environmental reserves	4,357	3,084

Total accrued loss reserves - Current	$57,645	$65,813

Accrued product liability reserves - noncurrent	$2,905	$4,331
Accrued warranty liability - noncurrent	1,849	2,684
Accrued environmental reserves - noncurrent	4,693	4,408

Total accrued loss reserves - Noncurrent	$9,447	$11,423

We provide, through our wholly-owned insurance subsidiaries, certain insurance coverage, primarily product liability coverage, to our other subsidiaries. Excess coverage is provided by third-party insurers. Our reserves provide for these potential losses as well as other uninsured claims.

We also offer warranty programs at several of our industrial businesses and have established a product warranty liability. We review this liability for adequacy on a quarterly basis and adjust it as necessary. The primary factors that could affect this liability may include changes in the historical system performance rate as well as the costs of replacement. Provision for estimated warranty costs is recorded at the time of sale and periodically adjusted, as required, to reflect actual experience. It is probable that we will incur future losses related to warranty claims we have received but that have not been fully investigated and related to claims not yet received, which are not currently estimable due to the significant number of variables contributing to the extent of any necessary remediation. While our warranty liability represents our best estimate at May 31, 2011, we can provide no assurances that we will not experience material claims in the future or that we will not incur significant costs to resolve such claims beyond the amounts accrued or beyond what we may recover from our suppliers. Product warranty expense is recorded within selling, general and administrative expense.

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2011	2010	2009

(In thousands)
Beginning Balance	$17,602	$18,993	$8,055
Deductions (1)	(20,335)	(23,209)	(16,215)
Provision charged to SG&A expense	19,899	24,897	27,153
Acquisitions	30	46
Impact of deconsolidation of SPHC	-	(3,125)

Ending Balance	$17,196	$17,602	$18,993

(1) Primarily claims paid during the year.

In addition, like other companies participating in similar lines of business, some of our subsidiaries are involved in several proceedings relating to environmental matters. It is our policy to accrue remediation costs when it is probable that such efforts will be required and the related costs can be reasonably estimated. These liabilities are undiscounted.